Earnings Per Share - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Earnings Per Share [Abstract]
Net earnings	$ 18,420	$ 24,544
Basic weighted average number of shares	22,461,320	21,472,436
Equity-settled share-based payment plan	34,377	0
Stock option plan	2,938	4,585
Average number of shares outstanding - diluted basis	22,498,636	21,477,021
Basic earnings per share	$ 0.82	$ 1.14
Diluted earnings per share	$ 0.82	$ 1.14